Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Total Non-current	$ 970,077	$ 695,085
Total Current	23,648	28,706
Credit Facilities with Financial Entities [Member]
Corporate debt [Abstract]
Total Non-current	867,933	695,085
Total Current	342	789
Notes and Bonds [Member]
Corporate debt [Abstract]
Total Non-current	102,144	0
Total Current	$ 23,306	$ 27,917